Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ 7,709	$ 2,059	$ 8,232